Other Non-Current Assets	12 Months Ended
Mar. 31, 2021
Other Non Current Assets [Abstract]
Other Non-Current Assets
25)	OTHER NON-CURRENT ASSETS

	As at March 31
Particulars	2020	2021
Prepaid expenses	131	33
Receivable from related party*	—	55
Total	131	88

*Loan given to Saaranya Hospitality Technologies Private Limited (equity-accounted investee), (refer note 38).